Organization and Description of Business - Operating Partnership (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Noncontrolling Interests	Dec. 31, 2011 Noncontrolling Interests
Noncontrolling Interest [Line Items]
Ownership interest in Operating Partnership	99.70%
Noncontrolling interest ownership percentage held by limited partners		0.30%	11.30%